dividends per share	12 Months Ended
Dec. 31, 2020
dividends per share
dividends per share

13   dividends per share

(a)    Dividends declared

Years ended December 31 (millions except per share amounts)	2020				2019
	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share*	shareholders	Total	Effective	Per share*	shareholders	Total
Quarter 1 dividend	Mar. 11, 2020	$0.29125	Apr. 1, 2020	$371	Mar. 11, 2019	$0.27250	Apr. 1, 2019	$329
Quarter 2 dividend	Jun. 10, 2020	0.29125	Jul. 2, 2020	372	Jun. 10, 2019	0.28125	Jul. 2, 2019	339
Quarter 3 dividend	Sep. 10, 2020	0.29125	Oct. 1, 2020	374	Sep. 10, 2019	0.28125	Oct. 1, 2019	338
Quarter 4 dividend	Dec. 11, 2020	0.31120	Jan. 4, 2021	403	Dec. 11, 2019	0.29125	Jan. 2, 2020	352
		$1.18495		$1,520		$1.12625		$1,358

On February 10, 2021, the Board of Directors declared a quarterly dividend of $0.3112 per share on our issued and outstanding TELUS Corporation Common Shares payable on April 1, 2021, to holders of record at the close of business on March 11, 2021. The final amount of the dividend payment depends upon the number of TELUS Corporation Common Shares issued and outstanding at the close of business on March 11, 2021.

(b)  Dividend Reinvestment and Share Purchase Plan

We have a Dividend Reinvestment and Share Purchase Plan under which eligible holders of TELUS Corporation Common Shares may acquire additional TELUS Corporation Common Shares by reinvesting dividends and by making additional optional cash payments to the trustee. Under this plan, we have the option of offering TELUS Corporation Common Shares from Treasury or having the trustee acquire TELUS Corporation Common Shares in the stock market. We may, at our discretion, offer TELUS Corporation Common Shares at a discount of up to 5% from the market price under the plan. Effective with our dividends paid October 1, 2019, we offered TELUS Corporation Common Shares from Treasury at a discount of 2%. In respect of TELUS Corporation Common Shares held by eligible shareholders who have elected to participate in the plan, dividends declared during the year ended December 31, 2020, of $524 million (2019 – $256 million) were to be reinvested in TELUS Corporation Common Shares.

* Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).